UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Annual Report
www.lkfunds.com	June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.lkfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-698-1378, or by enrolling at www.lkfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-698-1378 or contact the Fund at www.lkfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

LK Balanced Fund

July 31, 2019

Fellow Shareholders,

The past twelve months were certainly eventful.  U.S. equity markets saw three separate months of 5%+ declines, and yet the Standard & Poor’s 500 Index still managed to gain 10.4% for the July 1, 2018 to June 30, 2019 period.  Perhaps even more surprising were the bond markets which provided strong positive returns (Bloomberg Barclays U.S Aggregate Index +7.9% for the period) while interest rates continued to decline.  The 10-year U.S. Treasury began the period at 2.86%, and climbed as high as 3.23% in November before beginning a steady decline to 2.03% at June 30, 2019.  Falling interest rates have been one of the major drivers of the equity markets.  The combination of generally strong corporate performance and expanded valuations have led most market indices to new highs.

In this environment, the Fund returned 9.06%—outpacing the Lipper Balanced Funds Index which returned 6.79%—for the twelve months ended June 30, 2019.  In a period of highly correlated returns, both our stock and bond positions were strong contributors to Fund performance.  Leading individual contributors to the Fund’s performance were Thermo Fisher, Microsoft, and Hershey, which collectively added about 3.6% to Fund performance. The largest detractors were Orion Engineered Carbons, CenturyLink, and Weyerhaeuser, which subtracted about 1.7% from Fund performance.

Today we find ourselves in the longest uninterrupted economic expansion in U.S. history.  Equity markets have reacted positively, and the financial media is worrying about an imminent recession and an end to the bull run.  Again, we ask “Why?”  Overall, corporate earnings are growing at a healthy rate, and companies are generating excess cash flow.  There are a multitude of risk factors that seem to be ever present.  Ongoing trade battles, weakness in China, Brexit, and political news out of Washington may drive market results in the short run, but—in the longer term—it will be corporate performance that matters.

While much of the news and market focus is on the macro environment, our focus remains on individual company performance.  On that front, the majority of companies we follow have met or exceeded earnings expectations and appear to have solid projected earnings growth ahead.  Although current valuations are not cheap, we hesitate to categorize them as overly expensive.  When considered against the backdrop of low interest rates, we find ourselves in the position of continuing to favor stocks over bonds for long-term performance.  When or whether corporate performance is reflected in a company’s stock price is less predictable than underlying fundamentals.  Markets often do what’s most surprising to most investors. Today—given the widespread concerns—the most surprising outcome might be the continuation of the rally.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr., CFA®	Bruce H. Van Kooten, CFA®

LK Balanced Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments for a complete list of fund holdings.

Earnings growth is not representative of the Fund’s future performance.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

The Lipper Balanced Funds index is an equally weighted index of the 30 largest U.S. Balanced Funds. The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.

One may not directly invest in an index.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of June 30, 2019

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	9.06%	4.82%	8.40%	8.15%
S&P 500 Index(3)	10.42%	10.71%	14.70%	10.44%
Bloomberg Barclays U.S.
Aggregate Bond Index(4)	7.87%	2.95%	3.90%	6.14%
Lipper Balanced Funds Index(5)	6.79%	5.79%	9.09%	7.92%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”). The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Partnership’s performance might have been lower.

(3)	The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One may not investment directly in an index.
(4)
The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.  One may not invest directly in an index.

(5)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One may not invest directly in an index.

LK Balanced Fund

Expense Example (Unaudited)
June 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (1/1/2019)	Value (6/30/2019)	(1/1/2019 to 6/30/2019)
LK Balanced Fund Actual(2)	$1,000.00	$1,147.70	$5.33
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01

(1)	Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, 181/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended June 30, 2019 of 14.77%.

LK Balanced Fund

Allocation of Portfolio Net Assets (Unaudited)
June 30, 2019
(% of Net Assets)

Top Ten Holdings (Unaudited)
June 30, 2019(1)
(% of Net Assets)

Texas Pacific Land Trust	5.3%
Berkshire Hathaway, Class A & B	4.2%
Microsoft	4.1%
Thermo Fisher Scientific	4.0%
Walt Disney	3.3%
Hershey	3.1%
Pfizer	2.9%
Brookfield Asset Management, Class A	2.9%
Boeing	2.9%
Johnson & Johnson	2.8%

(1)	The First American Government Obligations, Class Z, is excluded from the Top Ten Holdings.

LK Balanced Fund

Schedule of Investments
June 30, 2019

Description	Shares	Value

COMMON STOCKS – 68.7%

Communication Services – 7.0%
CenturyLink	48,000	$564,480
Discovery, Class C*	19,000	540,550
Walt Disney	7,000	977,480
		2,082,510

Consumer Discretionary – 5.3%
Gildan Activewear	19,000	734,920
LKQ*	12,200	324,642
Winnebago Industries	13,000	502,450
		1,562,012

Consumer Staples – 8.6%
Anheuser-Busch InBev – ADR	9,000	796,590
Crimson Wine Group*	30,000	240,000
Hershey	6,800	911,404
Wal-Mart Stores	5,500	607,695
		2,555,689

Energy – 1.9%
Chevron	4,418	549,776

Financials – 8.1%
Arthur J. Gallagher	7,000	613,130
Berkshire Hathaway, Class A*	2	636,700
Berkshire Hathaway, Class B*	2,900	618,193
Cullen/Frost Bankers	5,500	515,130
		2,383,153

Health Care – 11.3%
Gilead Sciences	7,000	472,920
Johnson & Johnson	6,000	835,680
Pfizer	20,000	866,400
Thermo Fisher Scientific	4,000	1,174,720
		3,349,720

Industrials – 9.0%
Aerojet Rocketdyne Holdings*	15,000	671,550
Boeing	2,350	855,423
Kansas City Southern	4,600	560,372
Lincoln Electric Holdings	7,000	576,240
		2,663,585

Information Technology – 4.1%
Microsoft	9,000	1,205,640

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2019

Description	Shares/Par	Value

COMMON STOCKS – 68.7% (CONTINUED)

Materials – 4.0%
Constellium, Class A*	20,000	$200,800
Orion Engineered Carbons	24,000	513,840
Vulcan Materials	3,500	480,585
		1,195,225

Real Estate – 9.4%
Brookfield Asset Management, Class A	18,000	860,040
Texas Pacific Land Trust	2,000	1,573,980
Weyerhaeuser – REIT	12,800	337,152
		2,771,172

Total Common Stocks
(Cost $10,141,993)		20,318,482

CORPORATE BONDS – 21.1%

Communication Services – 1.7%
Qwest
7.125%, 11/15/2043	$250,000	248,554
Viacom
3.875%, 12/15/2021	250,000	256,947
		505,501

Consumer Discretionary – 3.3%
Advance Auto Parts
4.500%, 12/01/2023	250,000	268,419
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	465,801
Newell Rubbermaid
3.900%, 11/01/2025	250,000	247,933
		982,153

Consumer Staples – 3.6%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	258,745
Bunge Limited Finance
3.500%, 11/24/2020	250,000	252,412
Campbell Soup
2.500%, 08/02/2022	300,000	298,759
Constellation Brands
2.250%, 11/06/2020	250,000	249,518
		1,059,434

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2019

Description	Par	Value

CORPORATE BONDS – 21.1% (CONTINUED)

Energy – 0.9%
Murphy Oil
4.450%, 12/01/2022	$250,000	$253,437

Financials – 3.9%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	247,110
Old Republic International
3.875%, 08/26/2026	500,000	514,509
Opus Bank
5.500%, 07/01/2026	400,000	407,194
		1,168,813

Health Care – 1.2%
Stryker
4.375%, 01/15/2020	200,000	202,048
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	149,062
		351,110
Industrials – 3.4%
General Electric
5.000%, 12/29/2049	500,000	482,990
Hexcel
4.700%, 08/15/2025	250,000	271,119
Keysight Technologies
4.550%, 10/30/2024	250,000	267,724
		1,021,833

Information Technology – 3.1%
Corning
7.530%, 03/01/2023	110,000	124,539
Intel
2.700%, 12/15/2022	250,000	254,539
KLA-Tencor
4.650%, 11/01/2024	250,000	274,131
Motorola Solutions
3.750%, 05/15/2022	250,000	256,997
		910,206
Total Corporate Bonds
(Cost $6,185,466)		6,252,487

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2019

Description	Shares/Par	Value

U.S. GOVERNMENT AGENCY ISSUES – 5.1%
Federal Home Loan Banks
1.800%, 09/27/2024 (a)	$500,000	$500,030
Federal Home Loan Mortgage Corporation
2.250%, 12/29/2022 (a)	500,000	500,387
2.000%, 12/20/2024 (a)	500,000	500,307
Total U.S. Government Agency Issues
(Cost $1,493,300)		1,500,724

MUNICIPAL BOND – 0.7%
Colony, Texas Local Development Corporation
2.594%, 10/01/2020 – BHAC Insured
Total Municipal Bond
(Cost $190,000)	190,000	190,832

SHORT-TERM INVESTMENT – 4.3%
First American Government Obligations, Class Z, 2.26% (b)
(Cost 1,281,140)	1,281,140	1,281,140
Total Investments – 99.9%
(Cost $19,291,899)		29,543,665
Other Assets and Liabilities, Net – 0.1%		19,785
Total Net Assets – 100.0%		$29,563,450

*	Non-income producing security.
(a)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(b)	The rate shown is the annualized seven-day effective yield as of June 30, 2019.
ADR – American Depositary Receipt
BHAC – Berkshire Hathaway Assurance Corporation
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive Property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities
June 30, 2019

ASSETS:
Investments, at value
(cost $19,291,899)	$29,543,665
Dividends & interest receivable	79,755
Prepaid expenses	4,497
Total assets	29,627,917

LIABILITIES:
Payable to investment adviser	11,076
Payable for audit fees	18,997
Payable for fund administration & accounting fees	11,224
Payable for compliance fees	2,248
Payable for transfer agent fees & expenses	4,513
Payable for custody fees	877
Payable for trustee fees	3,302
Payable for postage & printing fees	8,568
Accrued other fees	3,662
Total liabilities	64,467

NET ASSETS	$29,563,450

NET ASSETS CONSIST OF:
Paid-in capital	$19,208,925
Total distributable earnings	10,354,525
Net Assets	$29,563,450

Shares outstanding, unlimited number of shares authorized without par value	589,078

Net asset value, redemption price and offering price per share	$50.19

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations
For the Year Ended June 30, 2019

INVESTMENT INCOME:
Dividend income	$350,995
Less: Foreign taxes withheld	(8,356)
Interest income	304,506
Total investment income	647,145

EXPENSES:
Investment adviser fees (See Note 4)	209,369
Fund administration & accounting fees (See Note 4)	69,481
Transfer agent fees & expenses (See Note 4)	28,804
Audit fees	18,994
Compliance fees (See Note 4)	12,751
Trustee fees	12,597
Postage & printing fees	6,451
Other fees	6,297
Federal & state registration fees	6,038
Custody fees (See Note 4)	5,166
Legal fees	4,735
Total expenses before waiver	380,683
Less: waiver from investment adviser (See Note 4)	(101,524)
Net expenses	279,159

NET INVESTMENT INCOME	367,986

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized loss on investments	(85,136)
Net change in unrealized appreciation/depreciation on investments	2,165,974
Net realized and unrealized gain on investments	2,080,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,448,824

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
OPERATIONS:
Net investment income	$367,986	$357,597
Net realized gain (loss) on investments	(85,136)	1,267,878
Net change in unrealized appreciation/depreciation on investments	2,165,974	1,581,190
Net increase in net assets resulting from operations	2,448,824	3,206,665

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,345,595	1,480,162
Proceeds from reinvestment of distributions	1,715,652	595,396
Payments for shares redeemed	(1,301,883)	(3,697,063)
Net increase (decrease) in net assets resulting
from capital share transactions	1,759,364	(1,621,505)

DISTRIBUTIONS TO SHAREHOLDERS	(1,715,653)	(595,396	)*

TOTAL INCREASE IN NET ASSETS	2,492,535	989,764

NET ASSETS:
Beginning of year	27,070,915	26,081,151
End of year	$29,563,450	$27,070,915	**

*	Includes net investment income distribution of $467,027 and net realized gain distribution of $128,369.
**	Includes accumulated undistributed net investment income of $267,658.

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2019	2018	2017	2016	2015
PER SHARE DATA:
Net asset value, beginning of year	$49.41	$44.84	$42.10	$43.21	$49.06

INVESTMENT OPERATIONS:
Net investment income	0.65	0.65	0.65	0.65	0.54
Net realized and unrealized
gain (loss) on investments	3.26	4.95	2.78	(0.33)	(3.24)
Total from investment operations	3.91	5.60	3.43	0.32	(2.70)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.81)	(0.32)	(0.59)	(0.89)
Net realized gains	(2.31)	(0.22)	(0.37)	(0.84)	(2.26)
Total distributions	(3.13)	(1.03)	(0.69)	(1.43)	(3.15)

Net asset value, end of year	$50.19	$49.41	$44.84	$42.10	$43.21

TOTAL RETURN	9.06%	12.55%	8.18%	0.91%	-5.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$29.6	$27.1	$26.1	$25.7	$26.6

Ratio of expenses to average net assets:
Before expense waiver	1.36%	1.36%	1.41%	1.45%	1.42%
After expense waiver	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
Before expense waiver	0.96%	0.93%	1.03%	1.08%	0.79%
After expense waiver	1.32%	1.29%	1.44%	1.53%	1.21%

Portfolio turnover rate	8%	10%	11%	25%	16%

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements
June 30, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the year ended June 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the year ended June 30, 2019, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2016.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2019

such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended June 30, 2019, no such reclassifications were made.

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2019

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,318,482	$—	$—	$20,318,482
Corporate Bonds	—	6,252,487	—	6,252,487
U.S. Government Agency Issues	—	1,500,724	—	1,500,724
Municipal Bond	—	190,832	—	190,832
Short-Term Investment	1,281,140	—	—	1,281,140
Total Investments	$21,599,622	$7,944,043	$—	$29,543,665

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2019

Expiration	Amount
July 2019 – June 2020	$107,280
July 2020 – June 2021	$99,864
July 2021 – June 2022	$101,524

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator, until retiring on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended June 30, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	June 30, 2019	June 30, 2018
Shares sold	26,967	30,090
Shares issued to holders in reinvestment of dividends	40,454	12,299
Shares redeemed	(26,179)	(76,180)
Net increase (decrease) in shares outstanding	41,242	(33,791)

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended June 30, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$2,088,781	$2,510,237

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2019

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2019, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$10,911,633	$(659,867)	$10,251,766	$19,291,899

At June 30, 2019, the Fund’s most recent fiscal year end, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Income	Capital Gains	Losses	Appreciation	Earnings
$187,895	$—	$(85,136)	$10,251,766	$10,354,525

As of June 30, 2019, the Fund had $7,778 in long-term capital loss carryovers which will be permitted to be carried over for an unlimited period.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended June 30, 2019, the Fund deferred, on a tax basis, post-October losses of $77,358.

The tax character of distributions paid during the year ended June 30, 2019, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$448,134	$1,267,519	$1,715,653

The tax character of distributions paid during the year ended June 30, 2018, were as follows:

Ordinary Income*	Long-Term Capital Gains**	Total
$467,027	$128,369	$595,396

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2019.

LK Balanced Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of LK Balanced Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LK Balanced Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended  (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2019

LK Balanced Fund

Additional Information (Unaudited)
Approval of Investment Advisory Agreement

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2019, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Lawson Kroeker Investment Management, Inc. (“LK” or the “Adviser”) regarding the LK Balanced Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2019, the Trustees received and considered information from LK and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by LK with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by LK; (3) the costs of the services provided by LK and the profits realized by LK from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to LK resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of LK, and the Support Materials, the Board concluded that the overall arrangements between the Trust and LK set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that LK performs, the investment advisory fees that the Fund pays and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that LK provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that LK effects on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted the investment philosophy of the portfolio managers and their significant investment and portfolio management experience.  The Trustees also considered LK’s capitalization and its assets under management.  The Trustees concluded that they were satisfied with the nature, extent and quality of services provided by LK to the Fund pursuant to the Investment Advisory Agreement.

LK Balanced Fund

Additional Information (Unaudited) – Continued

Fund Historical Performance and the Overall Performance of LK.  In assessing the quality of the portfolio management delivered by LK, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s peer funds according to Morningstar classifications, and the composite of separate accounts that LK manages utilizing a similar investment strategy as that of the Fund.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer group.  The Trustees noted that the Fund outperformed its peer group average over the year-to-date, one-year, and three-year periods ended October 31, 2018, but underperformed the peer group average over the five-year and ten-year periods ended October 31, 2018. The Trustees also noted that the Fund underperformed its benchmark S&P 500 Index across all periods, but outperformed the Bloomberg Barclays Aggregate Bond Index all periods. The Trustees also noted that the Fund underperformed the Lipper Balanced Funds Index over the year-to-date and one-year periods, but outperformed the index over the three-year, five-year and ten-year periods ended October 31, 2018. The Trustees also considered that the Fund has provided shareholders with positive returns over all measured periods since inception. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by LK over all relevant time periods but that in certain periods Fund performance diverged from the composite due to variations in asset holdings or tax status of the composite accounts.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to LK under the Investment Advisory Agreement, as well as LK’s profitability from services that LK rendered to the Fund during the 12-month period ended September 30, 2018.  The Trustees also considered the effect of an expense limitation agreement on LK’s compensation and that LK has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also noted that while the management fees LK charges to separately managed accounts with similar investment strategies and asset levels as those of the Fund may be above or below the advisory fee for the Fund, LK has additional responsibilities with respect to the Fund which include more frequent trading and cash management stemming from the Fund’s daily subscriptions and redemptions, additional compliance and shareholder servicing obligations, and the preparation of Board and shareholder materials, that justify a higher fee. The Trustees concluded that LK’s service relationship with the Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the same Morningstar peer group.  The Trustees noted the Fund’s management fee was higher than the peer group average and median.  The Trustees observed that when the peer group was limited to comparably-sized funds, the Fund’s management fee was equal to the peer group median. They also considered that the total expenses of the Fund (after waivers and expense reimbursements) were higher than the peer group average and median, but that the average net assets of funds comprising the peer group were significantly higher than the assets of the Fund. The Trustees also took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were well within the range of that borne by funds in the peer group. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that LK’s advisory fee continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted that given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed

LK Balanced Fund

Additional Information (Unaudited) – Continued

to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered that LK had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which LK utilizes soft dollar arrangements with respect to portfolio transactions. The Trustees also took into account that LK does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that LK may receive some form of reputational benefit from services rendered to the Fund, but that any such benefits are difficult to accurately quantify. The Trustees concluded that LK does not receive additional material benefits from its relationship with the Fund.

LK Balanced Fund

Additional Information (Unaudited)
June 30, 2019

TRUSTEES AND OFFICERS

			Number of		Other
		Term of	Portfolios		Directorships
Name,	Position(s)	Office and	in Trust		Held by Trustee
Address and	Held with	Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	37	Retired, Chief Financial Officer,	Independent
615 E. Michigan St.	Independent	Term; Since		Robert W. Baird & Co. Incorporated	Trustee, ETF
Milwaukee, WI 53202	Trustee	April 2011		(2000-2011).	Series Solutions
Year of Birth: 1946	and Audit				(47 Portfolios)
	Committee				(2012-present)
Chairman

David A. Massart	Trustee and	Indefinite	37	Co-Founder and Chief Investment	Independent
615 E. Michigan St.	Valuation	Term; Since		Strategist, Next Generation Wealth	Trustee, ETF
Milwaukee, WI 53202	Committee	April 2011		Management, Inc. (2005-present).	Series Solutions
Year of Birth: 1967	Chairman				(47 Portfolios)
(2012-present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing Principal,	Independent
615 E. Michigan St.	and	Term; Since		SwanDog Strategic Marketing, LLC	Trustee, ALPS
Milwaukee, WI 53202	Nominating	April 2011		(2006-present).	Variable
Year of Birth: 1957	& Governance				Investment Trust
	Committee				(10 Portfolios)
	Chairman				(2006-present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Retired (July 2018-present),	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services, LLC
Year of Birth: 1958				(1994-2018).

Officers

Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term; Since		Services, LLC (2005-present).
Milwaukee, WI 53202	Principal	November
Year of Birth: 1973	Executive	2018
Officer

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2019

TRUSTEES AND OFFICERS

			Number of		Other
		Term of	Portfolios		Directorships
Name,	Position(s)	Office and	in Trust		Held by Trustee
Address and	Held with	Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term; Since		Fund Services, LLC (2004-present).
Milwaukee, WI 53202	Chief	April 2013
Year of Birth: 1966	Compliance
Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich**	Vice	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term; Since		Fund Services, LLC (2008-present).
Milwaukee, WI 53202	Treasurer	August 2019
Year of Birth: 1981	and
Principal
Financial
Officer

Thomas A. Bausch, Esq.	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.		Term; Since		Services, LLC (2016-present);
Milwaukee, WI 53202		November 2017		Associate, Godfrey & Kahn S.C.
Year of Birth: 1979				(2012-2016).

Douglas Schafer	Vice	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	President	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	and	May 2016		Services, LLC (2002-present).
Year of Birth: 1970	Assistant	(Assistant
	Treasurer	Treasurer);
Since
November
2018 (Vice
President)

Michael Cyr II	Vice	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	President	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	and	August		(2013-present)
Year of Birth: 1992	Assistant	2019
Treasurer

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Funds principal underwriter, Quasar Distributors, LLC.
**
Prior to August 13, 2019, Mr. Ryan R. Roell served as Vice President, Treasurer and Principal Financial Officer of the Trust and Mr. Benjamin J. Eirich served as Vice President and Assistant Treasurer of the Trust.

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended June 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 94.65% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2019 was 77.82% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.09%.

LK Balanced Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE 68114

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended June 30, 2019, and June 30, 2018, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2019	FYE 6/30/2018
Audit Fees	$16,000	$15,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended June 30, 2018 and June 30, 2019, applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 6/30/2019	FYE 6/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2019	FYE 6/30/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    September 6, 2019

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    September 6, 2019